Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 16,828	$ 11,559
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	64	253
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,880	2,071
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,686	1,450
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,237	1,867
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,221	1,519
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,815	733
Switzerland [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,476	21
Japan [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,329	1,198
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 2,120	$ 2,447